Cover - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-42618
Entity Registrant Name	Phoenix Asia Holdings Limited
Entity Central Index Key	0002035709
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Workshop B14, 8/F, Block B
Entity Address, Address Line Two	Tonic Industrial Center, 19 Lam Hing Street
Entity Address, City or Town	Kowloon Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
Title of 12(b) Security	Ordinary Shares, par value US$0.00001 per share
Trading Symbol	PHOE
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	20,000,000
Document Financial Statement Error Correction [Flag]	false
Auditor Name	J&S ASSOCIATE PLT	ARK Pro CPA & Co
Auditor Firm ID	6743	3299
Auditor Location	Kuala Lumpur, Malaysia	Hong Kong, China
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Workshop B14, 8/F, Block B
Entity Address, Address Line Two	Tonic Industrial Center, 19 Lam Hing Street
Entity Address, City or Town	Kowloon Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	+852
Local Phone Number	2838-9928
Contact Personnel Name	Chi Kin Kelvin Yeung